CAPITAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Hilli Conversion to FLNGV
Long-term Purchase Commitment [Line Items]
Schedule of capital commitments payments
As at December 31, 2016, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)
Payable within 12 months to December 31, 2017	429,370
Payable within 12 months to December 31, 2018	55,768
485,138